Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net profit (loss)	$ (195,405)	$ (74,933)	$ 3,914
Net income allocated to preferred shareholders	0	0	3,189
Allocation of net profit (loss) attributable to Ordinary shareholders	$ (195,405)	$ (74,933)	$ 725
Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	157,691,173	101,737,026	21,120,208
Basic net profit (loss) per share attributable to Ordinary shareholders	$ (1.24)	$ (0.74)	$ 0.03
Numerator:
Allocation of net profit (loss) attributable for diluted computation	$ (195,405)	$ (74,933)	$ 725
Denominator:
Shares used in computing net earnings per share of ordinary share, basic	157,691,173	101,737,026	21,120,208
Weighted average effect of dilutive securities - effect of stock-based awards	0	0	7,517,593
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	157,691,173	101,737,026	28,637,801
Diluted net profit (loss) per share attributable to ordinary shareholders	$ (1.24)	$ (0.74)	$ 0.03